NATURE OF BUSINESS AND GOING CONCERN (Details 1) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Assets
Cash	$ 545	$ 6,426	$ 8,466	$ 46,302
Prepayment and other assets	0	1,324
Property and equipment, net	0	114
TOTAL ASSETS	14,579	22,449
Liabilities
Accrued liabilities and other payable	218,380	187,920
Due to related parties	138,412	61,776
TOTAL LIABILITIES	381,517	271,796
Variable Interest Entities (VIE) [Member]
Assets
Cash	28	366
Prepayment and other assets	14,034	15,909
Property and equipment, net	0	114
TOTAL ASSETS	14,063	16,389
Liabilities
Accrued liabilities and other payable	357,547	359,289
Due to VIE holding companies	18,065	18,774
Due to related parties	2,234,347	2,231,345
TOTAL LIABILITIES	$ 2,609,959	$ 2,609,408